LIMITED PARTNERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of limited partners equity [Abstract]
Summary of composition of the distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2019	2018
General partnership interest in a holding subsidiary held by Brookfield	$5	$5
Incentive distribution	50	40
	$55	$45
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	$268	$255
	$323	$300
The composition of the distributions are presented in the following table:

(MILLIONS)	2019	2018
Brookfield	$116	$110
External LP Unitholders	254	245
	$370	$355